Cover Page	12 Months Ended
Dec. 31, 2019 shares
Document information [line items]
Document Type	20-F
Document Period End Date	Dec. 31, 2019
Amendment Flag	false
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Entity Registrant Name	CHINA LIFE INSURANCE CO LTD
Entity Central Index Key	0001268896
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Shell Company	false
Entity Emerging Growth Company	false
Document Annual Report	true
Entity Interactive Data Current	Yes
Entity Voluntary Filers	No
Entity Address, Country	CN
Document Transition Report	false
Document Shell Company Report	false
American Depositary Shares [member]
Document information [line items]
Trading Symbol	LFC
Title of 12(b) Security	American depositary shares
Security Exchange Name	NYSE
H shares [member]
Document information [line items]
Entity Common Stock, Shares Outstanding	7,441,175,000
Title of 12(b) Security	H shares, par value RMB 1.00 per share
Security Exchange Name	NYSE
No Trading Symbol Flag	true
A shares [member]
Document information [line items]
Entity Common Stock, Shares Outstanding	20,823,530,000